INCOME PER SHARE - Computation of Basic And Diluted Net Income Per Share Attributable (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income attributable to common stockholders - basic		$ 44,329	$ 51,913
Net income attributable to common stockholders - diluted	[1]	$ 44,329	$ 51,913
Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share		60,884,346	60,498,431
Effect of dilutive securities
Share options		87,242
Restricted shares		585,014	195,202
Weighted average ordinary shares outstanding used in computing diluted income per share		61,556,602	60,693,633
Income per share - basic (in dollars per share)		$ 0.73	$ 0.86
Income per share - diluted (in dollars per share)		$ 0.72	$ 0.86

[1]	Vested and unissued restricted shares of 15,000 and 15,000 shares are included in the computation of basic and diluted income per share for the six months ended December 31, 2020 and 2021, respectively. The effects of share options have been excluded from the computation of diluted income per share for the six months ended December 31, 2020 as its effect would be anti-dilutive.